James Balanced: Golden Rainbow Fund
FUND SUMMARY - JAMES BALANCED: GOLDEN RAINBOW FUND CLASS T
Investment Objective
James Balanced: Golden Rainbow Fund (the “Fund”) seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary. More information about these and other waivers and discounts, if any, is available in the “How to Purchase Shares” section of this prospectus, “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus, and the “Shares of the Fund” section of the Fund’s Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees	James Balanced: Golden Rainbow Fund Class T Shares
Maximum Sales Charge Load	2.50%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if sold within 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Balanced: Golden Rainbow Fund Class T Shares
Management Fee	0.64%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.01%	[1],[2]
Total Annual Fund Operating Expenses	0.97%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Retail Class shares of the Fund for the fiscal year ended June 30, 2016.
[2]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
James Balanced: Golden Rainbow Fund | Class T Shares | USD ($)	346	551	773	1,409

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities.  The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities.  Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies.  Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities.  Any non-U.S. government securities in the Fund’s portfolio will consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments.  The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years).

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk:  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund will also incur brokerage costs when it purchases shares of ETFs.  In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.  Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely.  Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Fixed Income Risk:  The Fund invests in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more.  Your investment will decline in value if the value of the Fund’s investments decreases.  Investors should be aware that fixed income yields at or close to historic lows present enhanced price risk should interest rates rise considerably from these low levels.  Price volatility at low yields is greater than investors may be used to when interest rates are at levels considered normal in an historical sense.  There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund.  Such defaults could result in losses to the Fund.  Securities with lower credit quality have a greater risk of default.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets.   This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds.  The Funds do not generally buy non-investment grade bonds.

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.  This Fund may hold a significant percentage of its assets in foreign securities, including global shares, ADRs and ETFs that hold such securities.  This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States.  Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the “EU”), create risks for investing in the EU.  In June 2016, the United Kingdom (the “UK”) held a referendum resulting in a vote in favor of the exit of the UK from the EU (known as “Brexit”).  The current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect.  The Fund may experience losses regardless of the overall performance of the market.

Municipal Securities Risk:  The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors.  The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations.  In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Small Cap and Micro Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies.  In addition, smaller companies may be more vulnerable to economic, market and industry changes.  As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.  Such companies may have limited product lines, markets or financial resources and may lack management depth.  The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.  These risks may be enhanced for micro cap securities.  Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market.  Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk:  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Retail Class of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with the returns of a broad-based securities market index.  The Retail Class shares are presented below because the Class T shares have not yet commenced operations.  The Class T shares would have substantially similar annual returns as those presented because the shares are invested in the same portfolio and would differ only to the extent that the Classes do not have the same expenses. The performance does not include the effect of sales charges. If sales charges were reflected, the returns for the Class T shares would be lower. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).

Annual Total Returns (Retail Class Shares) (Years ended December 31):

Best Quarter	2009 Quarter 1	7.45%
Worst Quarter	2009 Quarter 3	-7.09%
The Fund’s Retail Class Shares year-to-date return as of September 30, 2016 was 2.46%.
Average Annual Total Returns (as of December 31, 2016)[1]
Average Annual Total Returns - James Balanced: Golden Rainbow Fund	1 Year	5 Years	10 Years
Retail Class	4.17%	6.25%	5.93%
Retail Class | After Taxes on Distributions	3.74%	5.62%	5.31%
Retail Class | After Taxes on Distributions and Sales	2.65%	14.66%	6.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Blended (25% S&P 500® Index; 25% Russell 2000® Index; 50% Barclays Capital Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)	9.45%	8.28%	5.88%

1.	These returns are for the Retail Class which is not presented but would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).